Analysis of performance by segment - Performance measure (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Analysis of operating segments
Unamortised interest-related realised gains related to previously sold bonds	$ 211	$ 515
Equity-type securities
Financial investments	143,989	168,479
Insurance operations | Non-linked shareholder-backed | Equity-type securities
Equity-type securities
Financial investments	$ 5,756	$ 6,073
Insurance operations | Non-linked shareholder-backed | Equity-type securities | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	4.60%		5.50%
Insurance operations | Non-linked shareholder-backed | Equity-type securities | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	16.90%		16.90%